Derivative Financial Instruments (Notional Amounts of Outstanding Derivative Contracts) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Foreign Exchange [Member]
Notional amounts of outstanding derivative contracts, foreign exchange contracts	$ 383	$ 499
Coffee [Member]
Notional amounts of outstanding derivative contracts	125	66
Dairy [Member]
Notional amounts of outstanding derivative contracts	72	10
Diesel [Member]
Notional amounts of outstanding derivative contracts	$ 24	$ 0